Summary Of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenues expected to be generated from the Group’s usage of long-lived assets, estimated prices market participants would pay to sub-lease the Group’s operating lease right-of-use assets, incremental borrowing rates for operating lease liabilities, valuation allowance for deferred tax assets, determination of the stand-alone selling price (“SSP”) of performance obligations in revenue contracts, fair value of share-based payment awards and the fair values of financial instruments. Management bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company, Dingdong Fresh BVI and Dingdong HK is the United States Dollar (“US$”). The functional currency of the Company’s PRC subsidiaries is RMB. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Group uses RMB as its reporting currency. The financial statements of the Company and the Company’s subsidiary outside the PRC are translated from the functional currency to the reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items denominated in foreign currencies that are measured at their historical cost are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive (loss)/income.

Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive (loss)/income and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive (loss)/income.

Convenience translation

Convenience translation

Translations of amounts from RMB into U.S. dollars are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 to RMB7.2993 on December 31, 2024, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with commercial banks in the PRC. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash

Restricted cash

Restricted cash primarily consists of cash reserved in bank accounts used as collateral for short-term loans and restricted deposits made as performance guarantees. Restricted cash is expected to be released to cash within the next 12 months and therefore, classified as a current asset.

Short-term investments

Short-term investments

Short-term investments consist of investments in wealth management products with variable interest rates purchased from reputable financial institutions in the PRC and time deposits with contractual maturities between 3 to 12 months. The Group accounts for investments in wealth management products in accordance with ASC 320, Investments—Debt Securities (“ASC 320”). The Group classifies these investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. Interest income of held-to-maturity investments and time deposits are recognized on an accrual basis using an effective interest method.

Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

The Group classifies its investments in wealth management products as available-for-sale. The carrying amounts of these short-term investments approximate their fair values because of their generally short maturities. The unrealized gains or losses of these investments were insignificant for all periods presented.

Accounts receivable, net

Accounts receivable, net

Accounts receivable, net mainly represent amounts due from corporate customers and third-party collaboration platforms for sales of products and services which are recorded net of allowance for credit losses. The allowance for credit losses reflects the Group's current estimate of credit losses expected to be incurred over the life of the receivables.The allowance for credit losses represents the best estimate of lifetime expected credit losses, based on similar service offerings, historical loss rates and the impact of current and future conditions, including an assessment of historical payment experience and the age of outstanding receivables. Receivables are written off against the allowance for credit losses when the balances are deemed uncollectible. The Group evaluate the allowance for credit losses for the accounts receivable on an aggregate basis due to similar risk characteristics of the customers.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost of inventories is determined using the moving weighted average cost method. Adjustments to reduce the cost of inventories to its net realizable value are recorded in cost of goods sold.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated useful life
Furniture, fixtures and equipment	4-5 years
Electronic office equipment	3-5 years
Leasehold improvements	Over the shorter of the lease term or estimated useful life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in “Other operating (loss)/income, net” in the consolidated statements of comprehensive (loss)/income.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates the recoverability of its long-lived assets, including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. For purposes of assessing recoverability, the Group identified a single geographical region that is serviced by various regional processing centers and frontline fulfillment stations to be the lowest level of independent cash flows. A long-lived asset group is not recoverable if the carrying value is higher than the undiscounted future cash flows expected to result from their use. Impairment losses are measured based on the excess of the asset group’s carrying amount over its fair value and reduces the carrying amount of the long-lived assets in the asset group on a pro rata basis using the relative carrying amounts of those assets. The adjusted carrying amounts after an impairment charge represent the new cost basis and is depreciated over their remaining useful lives. No impairment losses were recognized for the years ended December 31, 2022, 2023 and 2024.

In determining the fair value of its long-lived asset groups, the Group considers the highest and best use of their long-lived assets from a market participants’ perspective, which is determined to be the higher of the discounted future cash flows from operating the long-lived asset groups and the price market participants would pay to sub-lease the operating lease right-of-use assets, even if that use differs from the Group’s current or intended use of the asset group. Management estimates the fair value of its long-lived asset groups with the assistance of an independent third-party valuation firm.

Considerable management judgement is used to estimate future cashflows, particularly revenues expected to be generated from the usage of the long-lived assets and estimates of the price market participants would pay to sub-lease the operating lease right-use assets, which are based on comparable market rental information that could be reasonably obtained for the property. Accordingly, actual results may vary significantly from the Group’s estimates as they are forward-looking and include assumptions about economic and market conditions with uncertain future outcomes.

The Group performed sensitivity analyses over the estimates of market rental rates on the operating lease right-use assets based on the price that market participants would pay to sub-lease. The quantitative impairment assessment performed by the Group as of December 31, 2023 and 2024 indicated that the fair value of the long-lived assets are in excess of their carrying value and, therefore, did not result in an impairment.

Fair value measurements

Fair value measurements

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, financial assets included in prepayments and other current assets, financial assets included in other non-current assets, accounts payable, short-term borrowings and financial liabilities included in accrued expenses and other current liabilities approximate their fair values because of their generally short maturities.

Revenue recognition

Revenue recognition

The Group recognizes revenue from (i) product sales of primarily fresh groceries, prepared food and other food products through “Dingdong Fresh” APP, mini program and third-party platforms, and (ii) membership services.

The Group recognizes revenue when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer in an amount of consideration to which the Group expects to be entitled to in exchange for the good or service. An asset is transferred when the customer obtains control of that asset.

Product sales

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When an entity is a principal, the entity obtains control of the specified goods or services before they are transferred to the customers and revenues are recognized at the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When an entity is an agent, its obligation is to facilitate third parties in fulfilling their performance obligation for the specified goods or services and revenues are recognized at the net amount for the amount of commission which the entity earns in exchange for arranging for the sale of the specified goods or services to be provided by other parties.

The Group recognizes product sales sold through “Dingdong Fresh” APP, mini program and third-party platforms on a gross basis because the Group is acting as a principal in these transactions as the Group (i) is responsible for fulfilling the promise to provide the specified goods, (ii) takes on inventory risk and (iii) has discretion in establishing price. The revenues of product sales are recognized at a point in time when the control of the product is transferred to the customer. The Group is subject to VAT on revenue generated from sales of products. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. The net VAT balance between input VAT and output VAT is recorded in “Prepayments and other current assets” or “Accrued expenses and other current liabilities” on the consolidated balance sheets.

2.
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (Continued)

The Group recognizes revenues net of discounts and return allowances. The Group does not issue any coupons concurrent with the completion of a sales transaction. The discounts and coupons are recorded as a deduction of revenue when used by customers, except for referral coupons, which are recognized as sales and marketing expenses when customers provide a customer referral. The Group allows for return of fresh groceries and other products within 24 hours and 7 days, respectively. The Group estimates a provision for product returns based on historical experience. The estimated liabilities for return allowances were not significant for all periods presented.

The Group also sells prepaid cards which can be redeemed to purchase products sold on the “Dingdong Fresh” APP and mini program. Cash collected from the sales of prepaid cards is initially recorded in “Customer advances and deferred revenue” in the consolidated balance sheets and subsequently recognized as revenues upon redemption of the prepaid cards. The prepaid card balances are refundable upon a customer’s request and do not expire according to the current user agreement. The Group estimates the revenue related to breakage of unused balances in prepaid cards based on historical usage and redemption. Revenue from breakage or forfeiture of unused balances of prepaid cards were not significant for all periods presented.

Customers are also granted loyalty points primarily from the purchase of goods. Loyalty points can be used as cash coupons to buy any products sold by the Group, which will directly reduce the amount paid by the customer. Consideration from the sales transaction is allocated to the products and loyalty points based on the relative standalone selling price of the products and loyalty points awarded. The Group recognizes revenue from loyalty points upon redemption by customers. The Group considers breakage, which is estimated based on the Group’s historical experience. Revenue from breakage or forfeiture of unused loyalty points were not significant for all periods presented.

Membership services

The Group offers a membership program to its registered users. Memberships are offered for a one-month, three-month or twelve-month period and customers pay a fixed non-refundable upfront membership fee. During the membership period, members enjoy benefits such as free shipping for a certain number of orders every month, free fresh groceries upon purchase (limited to one piece per day), member exclusive products and exclusive discounts for certain products, coupons issued on a monthly basis that expire at the end of the month and VIP customer service. The Group determined that these membership benefits provided over the membership period are a series of distinct goods and services that are considered one performance obligation. The Group recognizes membership service revenues over time on a straight-line basis over their respective subscription periods.

Cost of goods sold

Cost of goods sold

Cost of goods sold consists primarily of procurement costs of finished goods and material procurement costs, labor costs and processing and overhead costs for fresh groceries and private label products.

Fulfillment expenses

Fulfillment expenses

Fulfillment expenses consist primarily of (i) outsourcing expenses charged by third party labor-force companies for provision of delivery riders and workers at regional processing centers and frontline fulfillment stations; (ii) lease expenses for regional processing centers and frontline fulfillment stations, and (iii) logistics expenses charged by third party couriers. Outsourcing expenses included in fulfillment expenses amounted to RMB3,382.1 million, RMB2,603.5 million and RMB2,982.1 million (US$408.5 million) for the years ended December 31, 2022, 2023 and 2024, respectively.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses primarily consist of advertising expense and related expenses for personnel engaged in sales and marketing activities which are expensed as incurred. The amounts of advertising expenses incurred were RMB306.1 million, RMB156.8 million and RMB219.0 million (US$30.0 million) including referral coupons issued to customers for their referral services amounting to RMB17.6 million, RMB2.8 million and RMB6.3 million (US$0.9 million) for the years ended December 31, 2022, 2023 and 2024, respectively.

Product development expenses

Product development expenses

Product development expenses consist primarily of payroll and related expenses for research and development employees involved in platform development, product category expansion and system support as well as depreciation of electronic equipment, bandwidth and data center costs, rent, utilities and other expenses necessary to support the Group’s business activities. Product development expenses are expensed as incurred.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations, depreciation of facilities and equipment, rental and other general corporate related expenses.

Employee benefits

Employee benefits

The full-time employees of the Group’s PRC subsidiaries participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries and make contributions to the plan based on the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The total amounts for such employee benefits were RMB238.7 million, RMB241.9 million and RMB252.1 million (US$34.5 million) for the years ended December 31, 2022, 2023 and 2024, respectively, and expensed in the period incurred.

Redeemable noncontrolling interests

Redeemable noncontrolling interests

For the Company's non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the noncontrolling interest will become redeemable to the earliest redemption date using the effective interest method. When the noncontrolling interest is mandatorily redeemable on a fixed or determinable date, the noncontrolling interest is classified as liabilities.

Share-based compensation

Share-based compensation

Share based awards granted to employees and senior management of the Group are accounted for under ASC 718, Compensation—Stock Compensation (“ASC 718”).

In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. Based on the Company’s assessment, all of the Company’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. The Company’s equity awards included a performance condition that required employees to meet a minimum performance standard in order to be eligible for vesting. The Company assessed and concluded it is highly probable that employees would be able to fully vest in their awards based on the nature of the performance condition and the Company’s historical experience. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the share options using a binomial option tree pricing model when estimating the fair value of the options granted to employees. As the Company’s award included both service and performance conditions, the Company records compensation costs on a tranche-by-tranche basis, with a corresponding impact reflected in additional paid-in capital. The Group accounts for forfeitures when they occur and reverses the previously recognized compensation costs for an award in the period which the employee resigns from or is terminated by the Group.

Government subsidies

Government subsidies

Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments.

There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government subsidies with no conditions to be met are recorded as income when received. Government subsidies with certain operating conditions received upfront are classified as "Accrued expenses and other current liabilities" if the conditions are expected to be met within one year, or as "Other non-current liabilities" if the fulfillment of conditions is anticipated beyond one year. These subsidies are subsequently recognized as income when the specified conditions are satisfied. The Group considers the nature of each government subsidy to determine whether the related income shall be recorded as “Other operating (loss)/income, net” or non-operating income in “Other income/(expenses), net” in the consolidated statements of comprehensive (loss)/income.

The Group recognized total operating and non-operating income from government subsidies of RMB15.0 million, RMB18.1 million and RMB61.0 million (US$8.4 million) during the years ended December 31, 2022, 2023 and 2024, respectively, from various local PRC government authorities. Government subsidies with certain operating conditions amounting to RMB92.0 million were recorded as "Other non-current liabilities" as of December 31, 2023, and will be recognized as other operating income when the conditions are met. Similarly, government subsidies with certain operating conditions amounting to RMB 8.8 million (US$1.2 million) were recorded as "Accrued expense and other current liabilities" and RMB94.7 million (US$13.0 million) were recorded as "Other non-current liabilities" as of December 31, 2024, and will be recognized as other operating income once the specified conditions are fulfilled.

Leases

Leases

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset.

At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use. The Group recognize a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term. The Group exempts leases of vehicles and equipment with an initial term of 12 months or less from being recognized on the consolidated balance sheets. Payments related to those leases continue to be recognized in the consolidated statements of comprehensive (loss)/income on a straight-line basis over the lease term. The Group has no finance leases for any of the periods presented.

The Group uses the incremental borrowing rate in determining the present value of lease payments, unless the implicit rate is readily determinable. The incremental borrowing rate is estimated on a portfolio basis considering the entire lease term, currency risk, credit risk and other adjustments. If lease terms include options to extend or terminate the lease, the operating lease ROU asset and lease liability are measured based on the reasonably certain criteria.

Current maturities and long-term portions of operating lease liabilities are classified as “Operating lease liabilities, current” and “Operating lease liabilities, non-current”, respectively, in the consolidated balance sheets.

The operating lease ROU assets are measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives.

Repayments of operating lease liabilities, variable lease payments and short-term lease payments are classified as operating activities in the consolidated statements of cash flows. Payments made for operating leases representing costs of bringing another asset to the condition and location necessary for its intended use are classified as investing activities in the consolidated statements of cash flows.

2.
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Leases (continued)

An immediate termination of an operating lease before the expiration of the lease term is accounted for by derecognizing the operating lease ROU asset and liability, with profit or loss recognized for the difference. Any consideration paid or received upon termination that was not already included in the lease payments is also included in the gain or loss on termination of the lease and recorded in “Other operating (loss)/income, net” in the consolidated statements of comprehensive (loss)/income. Lease terminations that do not take effect contemporaneously with the effective date of the lease modification are accounting for as a lease modification as they are effectively reductions in the lease term, resulting in remeasurement of the lease liability and adjustment to the corresponding operating lease ROU asset.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements.

The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The actual penalties or benefits ultimately realized may differ from the Group’s estimates. Additionally, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions and are recognized in the period in which the changes occur. The Group records the unrecognized tax benefits in “Other non-current liabilities” in the consolidated balance sheets and has elected to include interest and penalties related to uncertain tax positions in “Income tax expenses” in the consolidated statements of comprehensive (loss)/income.

Segment reporting

Segment reporting

The Group operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The segment recognizes revenue from (i) product sales of primarily fresh groceries, prepared food and other food products through “Dingdong Fresh“ APP, mini program and third-party platforms, and (ii) membership services.

The Group’s chief operating decision maker is the CEO, assesses performance for the reportable segment and decides how to allocate resources using net income as the primary measure of profitability. The CODM is not regularly provided with specific segment expenses, but focuses on revenue, operating costs and expenses, and net income, which are disclosed in the consolidated statements of comprehensive (loss)/income as segment measures of profitability. The measure of segment assets is reported on the consolidated balance sheets as total assets.

The Group generates substantially all of its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

(Loss)/earnings per share

In accordance with ASC 260, Earnings Per Share, basic (loss)/earnings per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss)/income is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of net (loss)/income available to ordinary shareholders of the Company used in the earnings per share calculation. Diluted (loss)/earning per share is calculated by dividing net (loss)/income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive.

The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except those with respect to voting and conversion. As a result, and in accordance with ASC 260, the undistributed (loss)/income for each year is allocated based on the respective contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the undistributed (loss)/income is allocated on a proportionate basis. Diluted (loss)/earnings per share is calculated by dividing net (loss)/income attributable to ordinary shareholders, as adjusted for the accretion of the redeemable noncontrolling interests, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, short-term investments and other non-current assets. As of December 31, 2023 and 2024, the Group had RMB5,271.9 million and RMB3,074.8 million (US$421.2 million) of cash, time deposits and wealth management products held by financial institutions in the PRC, respectively. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Currency Convertibility Risk

Currency Convertibility Risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized by the PRC government to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign Currency Exchange Rate Risk

Foreign Currency Exchange Rate Risk

The functional currency of the Company is US$, and the reporting currency is RMB. The appreciation of the US$ against RMB was 9.2%, 1.7% and 1.5% in 2022, 2023 and 2024, respectively. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against US$ would result in foreign currency translation loss when translating the net assets of the Group from US$ into RMB.

The net foreign currency translation gain resulting from the translation from US$ to RMB reporting currency recorded in other comprehensive (loss)/income was RMB172.4 million, RMB33.1 million and RMB32.5 million (US$4.5 million) for the year ended December 31, 2022, 2023 and 2024.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New accounting standards which have been adopted

In September 2023, The FASB issued ASU 2022-04, Liabilities - Supplier Finance Programs (“ASU 2022-04”), which requires entities to disclose the key terms of supplier finance programs they use in connection with the purchase of goods and services along with information about their obligations under these programs, including a rollforward of those obligations. The guidance requires retrospective application to all periods in which a balance sheet is presented, except for the rollforward requirement, which will be applied prospectively. ASU 2022-04 is effective for fiscal years beginning after December 15, 2022, including interim periods in those fiscal years. The rollforward requirement is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Group adopted ASU 2022-04 during the year ended December 31, 2024, and such adoption did not have a material impact on our financial statements. See Note 9 for further information.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requiring public business entities to provide disclosures of significant expenses and other segment items. The guidance also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Group adopted ASU 2023-07 during the year ended December 31, 2024, and such adoption did not have a material impact on our financial statements.

New accounting standards which have not yet been adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as Information on income taxes paid. For public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Group is currently evaluating the impact on its financial statements of adopting this guidance.

In December 2024, the FASB issued ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures, which requires additional disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU should be applied prospectively with the option to apply the standard retrospectively. Early adoption is permitted. The Group is currently evaluating the impact of this new standard on its consolidated financial statements.

Comparative information

Comparative information

Certain of the prior year comparative figures in the consolidated statements of cash flows have been reclassified to conform to the current year's presentation.